Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	As of December 31, 2022 and 2021, the accounts receivable consisted of the following:
	December 31, 2022	December 31, 2021
Accounts receivable	$9,006,017	$7,704,859
Less: allowance for credit losses	805,845	775,330
	$8,200,172	$6,929,529

Schedule of Movement of Allowance for Credit Losses	Movement of allowance for credit losses was as follows:
	December 31, 2022	December 31, 2021
Balance, opening	$775,330	$740,370
Provisions	91,723	17,318
Foreign exchange loss (gain)	(61,208)	17,642
Balance, ending	$805,845	$775,330
Movement of allowance for credit losses was as follows:
	December 31, 2022	December 31, 2021
Balance, opening	$239	$—
Provisions	2,518	239
Foreign exchange loss (gain)	(79)	—
Balance, ending	$2,678	$239

Schedule of Accounts Receivable, Net-Related Parties	Accounts receivable, net-related parties, consists of the following
	December 31, 2022	December 31, 2021
Accounts receivable-related parties	$144,986	$156,922
Less: allowance for credit losses	2,678	239
Accounts receivable-related parties, net	$142,308	$156,683